Recoverable Taxes - Schedule of Recoverable Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recoverable Taxes [Abstract]
Value-added tax on sales and services – ICMS / IVA / VAT / GST	$ 650,728	$ 919,634
Social contribution on billings - PIS and COFINS	960,161	502,397
Withholding income tax - IRRF / IRPJ	16,176	1,196,502
Excise tax – IPI	404,673	22,004
Reintegra	7,657	8,905
Other	10,788	13,953
Recoverable taxes	2,050,183	2,663,395
Current	637,728	919,120
Non-current	$ 1,412,455	$ 1,744,275